OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Intangible Assets

	December 31,
	2012	2011
Cost:
Patents	$639	$639
Developed technology	4,890	4,890
Customer related intangible	16,947	15,321
Brand name	4,514	4,462

	26,990	25,312
Accumulated amortization:
Patents	639	639
Developed technology (see note 2i)	4,890	4,708
Customer related intangible	15,514	13,745
Brand name	3,705	3,190

	24,748	22,282

Amortized cost	$2,242	$3,030

Schedule of Estimated Amortization Expenses

December 31,

2013	751
2014	465
2015	427
2016	376
2017	223

2,242